GROUP INCOME STATEMENT - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
GROUP INCOME STATEMENT
Revenue		$ 5,138		$ 4,904	$ 4,765
Cost of goods sold		(1,338)		(1,298)	(1,248)
Gross profit		3,800		3,606	3,517
Selling, general and administrative expenses		(2,693)		(2,497)	(2,360)
Research and development expenses		(292)		(246)	(223)
Operating profit		815		863	934
Interest income		10		8	6
Interest expense	$ (65)	(65)		(59)	(57)
Other finance costs		(18)		(20)	(10)
Share of results of associates		1		(11)	6
Profit before taxation		743		781	879
Taxation		(143)		(118)	(112)
Attributable profit for the year		$ 600	$ 663	$ 663	$ 767
Earnings per ordinary share
Basic		$ 0.686		$ 0.760	$ 0.878
Diluted		$ 0.684		$ 0.757	$ 0.877